Related Party Transactions - Schedule of Related Parties Transactions (Details) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due from related parties		$ 347,648	$ 421,603
IMAC Regeneration Center of St. Louis, LLC [Member] | Facility [Member]
Due from related parties		1,753
IMAC Regeneration Center of St. Louis, LLC [Member] | IMAC Holdings LLC [Member]
Due from related parties		2,577
IMAC Regeneration Center of St. Louis, LLC [Member] | Integrated Medicine and Chiropractic Regeneration Center PC [Member]
Due from related parties		$ 4,330